UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.):[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Lawrence T. Perera
Address:Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-06167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch Boston, MA	August 11, 2010
[Signature]	 [City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	8

Form 13F Information Table Entry Total:	18

Form 13F Information Table Value Total:	17414500

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
1	28-11136		Brian C. Broderick (12)*
2	28-5362			John M. Cornish
3	28-471			Fiduciary Trust Company
4	28-2724			Marion Fremont-Smith
5	28-11134		Stephen W. Kidder (35) *
6 	28-06165		Michael J. Puzo (25)*
7 	28-10379		Kurt F. Somerville (32)*
8	28-262			Welch & Forbes, Inc.

* Refers to manager number on attached detail in item 7.



AS OF JUNE 30, 2010      FORM 13F     SEC FILE # LAWRENCE T PERERA/28-06167

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

ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP    FAIR MARKET  SHARES OR      INVESTMENT  MANAGERS          VOTING AUTHORITY
                                              NUMBER      VALUE     PRINCIPAL      DISCRETION              (A)     (B)    (C)
                                                                     AMOUNT    (A)  (B) (C)                SOLE   SHARED  NONE

ABB LTD                   SPONSORED ADR      000375204       188784      10925           XX                          8125
                                                                                         XX     12,32                2800

ABBOTT LABS               COMMON STOCK       002824100       233900       5000           XX                          4600
                                                                                         XX     12,32                 400

APTARGROUP INC            COMMON STOCK       038336103       293105       7750           XX                          5750
                                                                                         XX     12,32                2000

CANADIAN NATIONAL         COMMON STOCK       136375102       414571       7225           XX                          5925
RAILWAY CO                                                                               XX     12,32                1300

CHEVRON CORPORATION       COMMON STOCK        166764100      106812       1574           XX                          1574

DEERE & COMPANY           COMMON STOCK       244199105       224390       4030           XX                          2980
                                                                                         XX     12,32                1050

EMERSON ELECTRIC CO       COMMON STOCK       291011104       383293       8773           XX                          6923
                                                                                         XX     12,32                1850

ENCANA CORP               COMMON STOCK       292505104       229067       7550           XX                          5350
                                                                                         XX     12,32                2200

EXXON MOBIL CORP          COMMON STOCK       30231G102       612647      10735           XX                          9485
                                                                                         XX     12,32                1250

GENERAL ELECTRIC CO       COMMON STOCK       369604103       281190      19500           XX                         16500
                                                                                         XX     12,32                3000

INTEL CORPORATION         COMMON STOCK       458140100       410512      21106           XX                         15406
                                                                                         XX     12,32                5700

JOHNSON & JOHNSON         COMMON STOCK       478160104       641096      10855           XX                          9447
                                                                                         XX     12,32                1408

PFEIZER INC               COMMON STOCK        717081103      103243       7240           XX                          7240

PRICE T ROWE GROUP INC    COMMON STOCK       74144T108      9521655     214500           XX                        214500

PROCTER & GAMBLE CO       COMMON STOCK       742718109       440493       7344           XX                          6494
                                                                                         XX     12,32                 850

3 M COMPANY               COMMON STOCK       88579Y101       544241       6890           XX                          6090
                                                                                         XX     12,32                 800

VANGUARD EUROPE PACIFIC   INDEX FUND          921943858     1698493      58088           XX                         58088

VANGUARD EMERGING         INDEX FUND          922042858     1087008      28613           XX                         28613
MARKETS

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